Secured Borrowings (Term Loan Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended				3 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012	Nov. 21, 2013	May 21, 2013	Dec. 18, 2012	Aug. 09, 2012	Mar. 31, 2014 item	Aug. 31, 2012 item
Secured Borrowings (Textual) [Abstract]
Amount of amortized discount		$ 10,548,000	$ 8,433,000
Payments of debt extinguishment costs			3,856,000
Number of aircraft purchased during the period		22	14
Repayment of debt		192,974,000	444,607,000	847,607,000
Number of aircraft sold	9	8	10
Term Loan [Member]
Secured Borrowings (Textual) [Abstract]
Notes issued								395,000,000
Term loan issued at offering price								96.00%
Amount of amortized discount		8,164,000	10,210,000					15,800,000
Interest payable based on LIBOR						3.50%		5.50%
Reduction in interest rate amrgin						0.25%
Debt instrument LIBOR floor rate						1.00%		1.25%
Debt proceeds used to repay B&B Air Acquisition Facility		266,700,000
Repayment of B&B air acquisition facility		122,500,000
Number of aircraft financed		29								16
Remaining debt proceeds		112,500,000
Financed additional aircraft			7
Prepayment penalty						1.00%	1.00%
Prepayment penalty, amount						3,800,000	3,900,000
Incremental borrowing, percentage of principal amount					99.75%
Proceeds from issuance of debt					102,000,000
Payments of debt extinguishment costs					1,200,000		4,200,000
Number of aircraft used as collateral			3
Proceeds held in escrow account			33,600,000
Number of aircraft purchased during the period									2
Loan to value ratio		70.00%	67.50%
Quarterly principal payments			5,900,000
Repayment of debt		23,800,000	19,800,000
Increase in term loan amount					105,000,000
Entities default obligation			50,000,000
Accrued interest on the notes		$ 2,900,000	$ 2,900,000
Number of aircraft sold		4	1
Minimum [Member] | Term Loan [Member]
Secured Borrowings (Textual) [Abstract]
Interest payable based on LIBOR							4.50%
Maximum [Member] | Term Loan [Member]
Secured Borrowings (Textual) [Abstract]
Interest payable based on LIBOR							5.50%